STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 10 – STOCKHOLDERS’ EQUITY

Preferred Stock

Our Amended and Restated Articles of Incorporation allow us to issue up to 10,000,000 shares of preferred stock without further stockholder approval and upon such terms and conditions, and having such rights, preferences, privileges, and restrictions as the Board of Directors may determine.  No preferred shares are currently issued and outstanding.

Common Stock

Reverse Stock Split

On November 10, 2011, we filed a certificate of amendment of our articles of incorporation to effect a 1-for-20 reverse stock split of our outstanding common stock, and decrease the total number of shares of common stock authorized to be issued from 200,000,000 shares to 90,000,000 shares.  All share and per share amounts have been retrospectively adjusted to reflect the reverse stock split.

Unit Offering

From January 12 to February 4, 2011, we sold 20,075 units at a subscription price of $20.00 per unit for net proceeds of $401,500 in our unit private placement.  Each unit consisted of two shares of common stock and a two-year warrant to purchase one share of common stock at an exercise price of $20.00 per share.  A total of 40,150 shares of common stock and warrants to purchase 20,075 shares of common stock at an exercise price of $20.00 were issued.  Included in these amounts are 6,650 shares of our common stock and 3,325 warrants issued upon the conversion of $66,500 in accounts payable to R. Gale Sellers, our former Chief Executive Officer and board member.

The net proceeds were allocated based on the relative fair values of the common stock and the warrants on the dates of issuance.  The allocated fair value of the warrants was $67,776 and the balance of the proceeds of $333,724 was allocated to the common stock.

The fair value of the warrants issued in our unit private placement was calculated using the Black-Scholes option valuation model with the following assumptions:

Closing market price of common stock	$10.00 to $11.20
Estimated volatility	105.5% to 108.7%
Risk free interest rate	0.54% to 0.77%
Expected dividend rate	-
Expected life	2 years

Private Placement

On February 8, 2011, we completed a private placement to eight institutional accredited investors of 245,560 shares of our common stock, at a purchase price of $9.00 per share, for gross proceeds of $2,210,000.  As part of the private placement, the investors were issued five-year warrants to purchase 245,560 shares of our common stock, at an initial exercise price of $12.00 per share.  As discussed in Note 7, the exercise price was reduced on June 22, 2011 to $11.00 per share as a result of the issuance of the convertible debentures as described in Note 6.

These warrants contain a full ratchet provision which reduces the exercise price of the warrant in the event we issue common stock or common stock equivalents at a price lower than the exercise price of the warrants.  The exercise price cannot be reduced below $9.00 per share. As such, the warrants have been treated as a derivative warrant liability as discussed in Note 7.

For each of the warrants, the holder will be able to exercise the warrant on a so-called cashless basis at any time following the one-year anniversary of the closing of the private placement in which a registration statement covering the shares of our common stock underlying such warrants is not effective.

The net proceeds from the private placement totaling $2,001,901, following the payment of offering-related expenses of $208,099, were used by us for our capital expenditure requirements and for working capital and other general corporate purposes.  At the closing of the private placement, we paid Rodman & Renshaw LLC, the placement agent for the private placement, cash compensation of 7% of the gross proceeds of the private placement and a five-year warrant to purchase up to 17,190 shares of our common stock, at an initial exercise price of $12.00 per share. As discussed in Note 7, the exercise price was reduced on June 22, 2011 to $11.00 per share as a result of the issuance of the convertible debentures as described in Note 6.

We agreed, pursuant to the terms of a registration rights agreement with the investors, to file a shelf registration statement with respect to the resale of the shares of our common stock sold to the investors and shares of our common stock issuable upon exercise of the warrants with the SEC on or before April 10, 2011; and to use our best efforts to have the shelf registration statement declared effective by the SEC as soon as possible after the initial filing, and in any event no later than 90 days after the closing date (or 150 days in the event of a review of the shelf registration statement by the SEC). We also agreed to keep the shelf registration statement effective until all registrable securities may be sold under Rule 144 under the Securities Act of 1933 and if we are unable to comply with this covenant, we will be required to pay liquidated damages to the investors in the amount of 1.5% of the investors’ purchase price per month during such non-compliance (capped at a maximum of 10% of the purchase price), with such liquidated damages payable in cash.  We filed the registration statement on April 10, 2011 and it was declared effective on April 18, 2011.  We evaluated any liability under the registration rights agreement at September 30, 2011 and determined no accrual was necessary.

The investors agreed, pursuant to the securities purchase agreement, not to engage in any short sales (as defined in the agreement) until the earlier of the effective date of the shelf registration statement referred to above or the date when the shares of our common stock sold to the investors and shares of our common stock issuable upon exercise of the warrants are eligible for sale under Rule 144 under the Securities Act of 1933.  We also granted the investors the right to participate in future equity financing transactions within the 12 months following the closing of the private placement and agreed to certain restrictions on our ability to sell our equity securities until 60 days after the effective date of the shelf registration statement.

Issuances of Common Stock

On June 22, 2011, we issued 15,000 shares of common stock with a fair value of $135,000 based on the closing market price as of that date of $9.00 per share to Milan Gottwald pursuant to the Sendio facilities purchase agreement as described in Note 5.

Stock and Stock Options issued and exercised pursuant to the 2007 Stock Incentive Plan

Stock issuances

On March 17, 2011, we issued 5,000 shares of common stock from the 2007 Stock Incentive Plan with a fair value of $51,000 based on the closing market price as of that date of $10.20 per share pursuant to the settlement of a dispute with a former consultant and employee to the Company.

On June 15, 2011, we issued 12,500 shares of common stock with a fair value of $112,500 based on the closing market price as of that date of $9.00 per share for services to Integrated Sales Solutions, a company controlled by our President and Chief Operating Officer, Billy K. Hamlin.

On July 28, 2011, Bill K. Hamlin, a current member of our board of directors, was appointed to the positions of President and Chief Operating Officer of Vu1.  As part of his employment agreement, Mr. Hamlin agreed to convert $105,000 of his annual salary into 13,125 shares of our common stock at a conversion price of $8.00 per share, based on the closing market price of our common stock on the first day of his employment.  These shares will vest in twelve equal monthly installments over the term of his employment agreement.  We recognized a total of $18,361 of compensation expense relative to the 2,296 shares that vested for the nine months ended September 30, 2011.

On October 4, 2010, we issued 23,530 shares of common stock to Phil Styles, our former Chief Executive Officer, at price of $10.20 per share based on the closing market price for our common stock as of that date.  The shares were issued pursuant to his employment agreement, which provides for the vesting of these shares as his annual salary of $240,000 is earned but unpaid.  During the nine months ended September 30, 2011, Mr. Styles converted $47,670 of his salary into 4,674 shares of common stock, and the remaining 12,683 unvested shares were forfeited.

Option issuances

On March 14, 2011, our board of directors increased the number of shares of our common stock that we are authorized to issue under the 2007 Stock Incentive Plan from 500,000 shares to 1,000,000 shares.  A majority of our stockholders approved the amendment to the Stock Incentive Plan on October 10, 2011.

Also on March 14, 2011, our board of directors issued ten-year options to purchase a total of 31,250 shares of our common stock at an exercise price of $10.40 per share based on the closing market price as of that date to certain  of our directors and an officer. The fair value of the options granted of $285,032 was calculated using the Black-Scholes option valuation model.

On April 27, 2011, we issued five-year options to purchase 110,807 shares of our common stock at an exercise price of $7.82 per share based on the closing market price as of that date to Scott C. Blackstone, Ph.D., our Chief Executive Officer, in conjunction with his employment agreement as of that date.  The options vest monthly over three years from the date of issuance.  The fair value of the options granted of $616,084 was calculated using the Black-Scholes option valuation model.

On July 28, 2011, we issued stock options to purchase up to 70,000 shares of our common stock at an exercise price of $8.00 per share, the closing market price on Bill K. Hamlin’s first day of employment, from the Stock Incentive Plan.  A total of 30,000 options will vest over the term of his employment agreement, and the remaining 40,000 options will vest upon meeting certain performance criteria set by the Company.  The fair value of the options granted of $244,580 was calculated using the Black-Scholes option valuation model.

On August 22, 2011, we issued stock options to purchase 50,000 shares of our common stock at an exercise price of $7.80 per share, the closing market price on the date of issuance, to certain directors and an officer from the Stock Incentive Plan.  The options vest upon issuance.  The fair value of the options granted of $246,500 was calculated using the Black-Scholes option valuation model.

On September 12, 2011, we issued stock options to purchase 5,000 shares of our common stock at an exercise price of $7.80 per share, the closing market price on the date of issuance, to an employee from the Stock Incentive Plan.  The options vest ratably over five years.  The fair value of the options granted of $23,190 was calculated using the Black-Scholes option valuation model.

We used the following assumptions in the calculations of the Black Scholes option valuation model to calculate the fair value of options issued during the nine months ended September 30, 2011:

Closing market price of common stock	$7.80 - $10.40
Estimated volatility	72.8% - 92.3%
Risk free interest rate	0.42% - 3.36%
Expected dividend rate	-
Expected life	2-10 years

We recognized compensation expense of $919,520 and $550,413 related to the vested portion of stock and stock options based on their estimated grant date fair value as research and development expense or general and administrative expense based on the specific recipient of the award for the nine months ended September 30, 2011 and 2010, respectively.

At September 30, 2011, there are 10,833 shares of unvested restricted stock issued in 2011 of which we anticipate $86,639 of unrecognized compensation expense will be recognized ratably through the vesting date of July 27, 2012.   At September 30, 2011, we have unrecognized compensation expense related to stock options of $638,075, of which we anticipate $79,996 will be recognized through December 31, 2011, $273,609, $212,904 and $71,566 will be recognized in fiscal year 2012, and 2013 and 2014, respectively.

Warrants

During the nine months ended September 30, 2011, we issued five-year warrants to purchase 245,560 shares of our common stock, at an initial exercise price of $12.00 per share in a private placement as described above. On June 22, 2011, the exercise price of the warrants was reduced from $12.00 per share to $11.00 per share as a result of the issuance of the convertible debentures at a conversion price of $11.00 per share as described in Note 6. We also issued two-year warrants to purchase 20,075 shares of common stock at an exercise price of $20.00 in our unit offering, described above.  In addition, we issued five-year warrants to purchase 213,380 shares of our common stock, at an exercise price of $13.00 per share as described in Note 6.

During the nine months ended September 30, 2011, warrants to purchase 6,988 shares of common stock with an exercise price of $12.00 per share expired unexercised.

A summary of our outstanding warrants at September 30, 2011 is as follows:

		Weighted-Average
Exercise	Warrants	Remaining Contractual	Number
Price	Outstanding	Life (Years)	Exercisable
$7.60	3,750	1.6	3,750
$11.00	262,750	4.4	262,750
$13.00	213,380	4.7	213,380
$15.00	398,488	1.4	394,738
$20.00	43,595	1.2	43,595
	921,963	3.0	918,213

NOTE 12 – STOCKHOLDERS’ EQUITY

Preferred Stock

Our Amended and Restated Articles of Incorporation allows us to issue up to 10,000,000 shares of preferred stock without further stockholder approval and upon such terms and conditions, and having such rights, preferences, privileges, and restrictions as the Board of Directors may determine.  No preferred shares are currently issued and outstanding.

Common Stock Issuances

During the year ended December 31, 2010 we completed the following:

On September 9, 2010, we issued 612 shares of common stock to a former employee at a price of $9.00 per share based on the market price as of that date in settlement of $5,500 of unpaid consulting fees.

On September 21, 2010, we issued 7,500 shares of common stock to a former employee at a price of $8.00 per share based on the market price as of that date in settlement of $60,000 of unpaid salary.

On September 21, 2010, we issued 2,400 shares of common stock to Charles Hunt, a director at a price of $8.00 per share based on the market price as of that date in settlement of $19,196 of unpaid consulting fees.

On September 21, 2010, we issued 4,988 shares of common stock to Richard Herring, a former director at a price of $8.00 per share based on the market price as of that date in settlement of $39,903 of unpaid consulting fees.

On September 25, 2010, we issued 1,849 shares of common stock to a former employee at a price of $8.00 per share in settlement of $14,790 of unpaid salary and expenses. On the same date, the employee exercised a $4.60 per share option to purchase common stock in settlement of unpaid salary in the amount of $34,500 and we issued 7,500 shares of common stock.

On September 27, 2010, we issued 772,530 shares of common stock upon the conversion of the Notes and related accrued interest as described in Note 7.

On November 4, 2010, we issued 2,500 shares of common stock to two employees of Sendio at a price of $10.20 per share based on the closing market price as of that date and a fair value of $25,500.  A total of 1,696 shares were issued in settlement of $17,300 of unpaid wages and 804 shares were issued in settlement of $8,200 of bonus compensation.

Also on November 4, 2010, we issued 6,863 shares of common stock to R. Gale Sellers, our former Chief Executive Officer and a director at a price of $10.20 per share based on the closing market price as of that date and a fair value of $70,000 in settlement of unpaid 2009 salary in the same amount.

During October 2010, we issued 40,008 shares of common stock in exchange for cash proceeds of $480,075 related to the exercise of warrants at an exercise price of $12.00 per share.

On November 4, 2010, we issued 12,500 shares of common stock with a fair value of $150,000 based on the closing market price of $12.00 as of that date to Bill K. Hamlin for service as a member of our Board of Directors.

On November 18, 2010, we issued 15,000 shares of common stock to a Duncan Troy, the then Chairman of our Board of Directors, pursuant to the exercise of an option to purchase common stock at an exercise price of $7.60 per share in exchange for cash in the amount of $114,000.

From October 14, 2010 to December 31, 2010, we sold 23,520 units at a subscription price of $20.00 per unit for net proceeds of $470,400 in our Unit Private Placement.  Each unit consists of two shares of common stock and a two-year warrant to purchase one share of common stock at an exercise price of $20.00 per share.  A total of 47,040 shares of common stock and two-year warrants to purchase 23,520 shares of common stock at an exercise price of $20.00 were issued.  The net proceeds were allocated based on the relative fair values of the common stock and the warrants on the dates of issuance.  The allocated fair value of the warrants was $127,748 and the balance of the proceeds of $342,652 was allocated to the common stock.

The fair value of the warrants issued in our Unit Private Placement was calculated using the Black-Scholes Option Pricing Model with the following assumptions:

Closing market price of common stock	$12.00 to $16.00
Estimated volatility	121.6% to 158.5%
Risk free interest rate	0.54% to 1.02%
Expected divident rate	-
Expected life	2 years

We made the following common stock awards for the year ended December 31, 2010 from the 2007 Stock Incentive Plan:

On October 4, 2010 we issued 23,530 shares of common stock to Phil Styles, our Chief Executive Officer at price of $10.20 per share based on the closing market price for our common stock as of that date.  The shares are issued pursuant to his employment agreement, which provides for the vesting of these shares as his annual salary of $240,000 is earned but unpaid.  During 2010, Mr. Styles converted $34,452 of his salary into 3,378 shares of common stock, and 2,795 shares were forfeited.  A total of 17,357 shares remain unvested.

During the year ended December 31, 2009, we completed the following:

•
In January and February 2009, we collected net proceeds of $131,800 pursuant to subscription agreements for 164,750 units in a private placement of units of our common stock and warrants.  Each unit consists of two shares of common stock and a two-year warrant to purchase one share of common stock at an exercise price of $12.00 per share. A total of 16,475 shares of common stock and warrants to purchase 8,238 shares of common stock at an exercise price of $12.00 per share were issued.

•
On May 5, 2009, we entered into an engagement letter with a vendor pursuant to which we issued 3,750 shares of common stock valued at $71,250 based on the closing market price as of that date of $19.00 per share. The fair value was recognized as general and administrative expense on the date of issuance.

•	On September 30, 2009, we issued 2,240 shares of common stock to an employee upon their termination for services valued at $22,400.

•
On December 3, 2009, we issued 7,938 shares of common stock valued at $103,188 or $13.00 per share based on the closing market price for our common stock as of that date to three vendors as compensation for services.

•	On December 3, 2009, we issued 8,703 shares of common stock at a price of $8.00 per share to six vendors in settlement of past due accounts payable totaling $69,622.

We made the following common stock awards for the year ended December 31, 2009 from the 2007 Stock Incentive Plan:

•
On January 2, 2009 we issued 5,000 shares of common stock to an employee valued at $110,000 or $22.00 per share based on the closing market price as of that date.  The shares did not vest and the stock was returned to the Plan.

•
On December 18, 2009 we granted 2,700 shares of common stock to employees for services valued at $34,020 or $12.60 per share based on the closing market price for our common stock as of that date.  The shares vested upon issuance.

Warrant Issuances and Exercises

2010 Warrants Issued

We issued three-year warrants to purchase 106,901 shares of common stock at an exercise price of $15.00 per share to Full Spectrum, which is managed by R. Gale Sellers, a former director and our former Chief Executive Officer.  In addition we issued three-year warrants to purchase 100,132 shares of common stock at an exercise price of $15.00 per share to SAM Special Opportunity Fund, L.P.  These warrants were issued pursuant to advances and extinguishment of interest made under their respective Notes as discussed in Note 7.

Also during 2010, we issued two-year warrants to purchase 23,520 shares of common stock at an exercise price of $20.00 in conjunction with our Unit Private Placement as described above.

As discussed in Note 9, on May 1, 2010, we issued three year warrants to purchase 3,750 shares of our common stock at an exercise price of $7.60 per share to the investor as an inducement to extend the due date of the loan.

2010 Warrants Exercised

During October 2010, we issued 40,008 shares of common stock in exchange for cash proceeds of $480,075 related to the exercise of warrants at an exercise price of $12.00 per share.

2009 Warrants Issued

On January 27, 2009, we issued a two-year warrant to a vendor to purchase 1,250 shares of common stock at an exercise price of $20.00 per share based on the closing market price as of that date.  The warrants vested monthly over the period of service from January to May, 2009.  The value of the warrants of $15,876 was calculated using the Black Scholes method and the following assumptions: volatility of 127.3%, risk free interest rate of 0.87% and an estimated life of two years.

During January and February 2009, we issued warrants to purchase 8,238 shares of common stock at an exercise price of $12.00 per share pursuant to subscription agreements receivable at December 31, 2008 for 8,238 Units under a private placement of stock and warrants as described above. The warrants expired two years from the date of the subscription agreements.

On March 17, 2009, we issued a three-year warrant to a vendor to purchase 7,500 shares of common stock at an exercise price of $15.00 per share based on the closing market price as of that date.  A total of 3,750 warrants vest over the one year life of the agreement, with the remaining warrants vesting upon the achievement of certain performance milestones. The value of the warrants of $79,163 was calculated using the Black Scholes method and the following assumptions: volatility of 119.0%, risk free interest rate of 1.45% and an estimated life of three years.  The performance milestones had not been achieved at December 31, 2009.  We recognized a total of $6,722 and $32,859 of expense during the years ended December 31, 2010 and 2009, respectively pertaining to the vested portion of these warrants.  At December 31, 2010 there is $39,582 of unrecognized expense that will be recognized upon the achievement of the performance milestones.

We issued three-year warrants to purchase 183,956 shares of common stock at an exercise price of $15.00 per share in conjunction with the Convertible Notes Payable discussed in Note 7.

A summary of activity related to our warrants as of December 31, 2010 is presented below.

	Number of Shares	Exercise price range	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding, December 31, 2008	326,130	$12.00 to $23.00	$12.08
Granted	200,943	$12.00 to $20.00	$14.91
Exercised	-	-	-
Forfeited	-	-	-
Outstanding, December 31, 2009	527,073	$12.00 to $23.00	$13.16	1.5
Granted	234,303	$7.60 to $20.00	$15.33
Exercised	(40,008)	$12.00	$12.00
Forfeited	(288,622)	$12.00 to $23.00	$12.10
Outstanding, December 31, 2010	432,746	$7.60 to $20.00	$15.18	2.1

Exercisable, December 31, 2010	428,996	$7.60 to $20.00	$15.18	2.1

The following table summarizes our outstanding warrants as of December 31, 2010:

		Weighted-Average
Exercise	Warrants	Remaining Contractual	Number
Price	Outstanding	Life (Years)	Exercisable
$7.60	3,750	2.3	3,750
$12.00	5,738	0.1	5,738
$15.00	398,488	2.1	394,738
$20.00	24,770	1.8	24,770
	432,746	2.1	428,996

Stock and Stock Options Issued Pursuant to the 2007 Stock Incentive Plan

On October 26, 2007, our Board of Directors approved our 2007 Stock Incentive Plan.  A total of 500,000 shares of our common stock were authorized for issuance under the plan. The Stock Incentive Plan allows us to grant stock or stock option awards to our employees, directors, officers, consultants, agents, advisors and independent contractors and subsidiaries, for up to an aggregate of 500,000 shares of  common stock.  The Stock Incentive Plan is administered by our Board of Directors and Compensation Committee, which can determine the size and type of award granted, purchase price, vesting schedule and expiration date of any stock or options grant.  All grants of shares and the shares underlying options are for restricted common stock and are issued at the closing market price of our common stock on the date of grant.

A summary of activity related to grants of common stock under the 2007 Stock Incentive Plan as of December 31, 2010 is presented below.

	Number of Shares	Grant Date Fair Value
Outstanding, December 31, 2008	110,186	$4.60 to $22.80
Granted	7,700	$12.60 to $22.00
Forfeited	(7,313)	$4.60 to $22.00
Outstanding, December 31, 2009	110,573	$4.60 to $22.80
Granted	23,530	$10.20
Forfeited	(3,152)	$10.20
Outstanding, December 31, 2010	130,951	$4.60 to $22.80

Vested, December 31, 2010	113,594	$4.60 to $22.80
.
A summary of the status of our nonvested stock grants as of December 31, 2010 and changes during the year ended December 31, 2010 is presented below.

Nonvested Stock Grants	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	3,594	$4.60
Granted	23,530	10.20
Forfeited	(3,152)	9.40
Vested	(6,615)	7.40
Nonvested at December 31, 2010	17,357	$10.20

We recognized compensation expense related to the vested portion of outstanding share grants with a fair value of $58,812 and $50,781 for the years ended December 31, 2010 and 2009, respectively. These amounts were recognized as research and development expense or general and administrative expense based on the specific recipient of the award for the years ended December 31, 2010 and 2009, respectively.  As of December 31, 2010, a total of 17,357 shares of common stock with a fair value of $177,037 are unvested.  The cost is expected to be recognized ratably through October 2011. All grants were valued at the closing market price of our common stock as of the date of grant.

A summary of activity related to stock options under the 2007 Stock Incentive Plan as of December 31, 2010 is presented below.

	Number of Shares	Exercise price range	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2008	303,596	$4.60 to $22.80	$14.75		-
Granted	48,751	$12.60 to $22.00	$14.26
Forfeited	(112,500)	$9.80 to $22.80	19.86
Outstanding, December 31, 2009	239,847	$4.60 to $20.00	$12.26	8.3	$710,000
Granted	157,907	$8.60 to $10.20	$9.11
Exercised	(22,500)	$4.60 to $7.60	$6.60
Forfeited	(42,500)	$4.60 to $10.20	$9.07
Outstanding, December 31, 2010	332,754	$4.60 to $20.00	$11.55	8.2	$792,384

Exercisable, December 31, 2010	294,809	$4.60 to $20.00	$11.73	8.0	$724,083

The aggregate intrinsic value of the stock options fluctuates in relation to the market price of our common stock as reflected on the OTC Bulletin Board.

On July 9, 2010, we issued options to purchase 50,000 shares of common stock to R. Gale Sellers, our then Chief Executive Officer and director pursuant to Mr. Sellers’ employment agreement entered into as of that date and effective January 1, 2009.  The options vested 50% upon issuance, with the remaining 50% vesting monthly through December 31, 2010.

In addition on July 9, 2010, Mr. Sellers elected to convert his entire 2010 annual salary per the employment agreement of $240,000 into 10 year options to purchase 27,907 shares of common stock. A total of $120,000 of accrued but unpaid salary was converted into 13,954 options, which vested immediately. The remaining 13,953 options vested monthly through December 31, 2010.

Also on July 9, 2010, we issued options to purchase 30,000 shares of common stock to Philip Styles, our President and Chief Executive Officer and director.  The options vest 50% upon issuance, with the remaining 50% vesting upon the achievement of certain performance milestones through December 31, 2010.  These performance goals were not met, and the option to purchase 15,000 shares of common stock expired unvested.

The options issued above have a ten-year life and an exercise price of $8.60 per share based on the closing market price as of the date of issuance.  The fair value of the options issued to Mr. Sellers and Mr. Styles of $919,724 was determined using the Black-Scholes Option Pricing Model.

On October 4, 2010, we granted to Mr. Styles a ten-year option to purchase 50,000 shares of our common stock at an exercise price of $10.20 per share vesting monthly through October 3, 2011 pursuant to his employment agreement. The grant was made from our 2007 Stock Incentive Plan and pursuant to our standard form of stock option agreement. The fair value of the options issued to Mr. Styles of $497,416 was determined using the Black-Scholes Option Pricing Model.

The exercise price for the stock option grant was set at the closing market price of our common stock on the OTC Bulletin Board on October 4, 2010, the date that the Board of Directors approved the Executive Employment Agreement.

On September 25, 2010, we issued 7,500 shares of common stock to a former employee pursuant to the exercise of an option to purchase common stock at an exercise price of $4.60 per share in settlement of unpaid salary in the amount of $34,500.

On November 18, 2010, we issued 15,000 shares of common stock to Duncan Troy, the then Chairman of our Board of Directors pursuant to the exercise of an option to purchase common stock at an exercise price of $7.60 per share in exchange for cash in the amount of $114,000.

On December 30, 2009 we issued options to R. Gale Sellers and Richard Herring, both former directors and officers in lieu of a total of $97,500 of unpaid compensation.  Mr. Sellers converted $70,000 of unpaid compensation into options to purchase 5,385 shares of common stock and Mr. Herring converted $22,500 of unpaid compensation into options to purchase 2,116 shares of common stock.  The options have a ten year life and an exercise price of $13.00 per share.

The range of exercise prices for options outstanding and options exercisable under the 2007 Stock Incentive Plan at December 31, 2010 are as follows:

Range of Exercise Prices	Weighted Average Remaining Contractual Life of Options Outstanding (in years)	Options Outstanding		Options Exercisable
		Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$4.60- $7.60	6.7	72,500	$6.67	72,500	$6.67
$8.60 - $13.00	9.3	184,158	$9.99	146,213	$9.93
$20.00	6.9	76,096	$20.00	76,096	$20.00

A summary of the status of our nonvested options as of December 31, 2010 and changes during the year ended December 31, 2010 is presented below.

Nonvested options	Number of Shares Underlying Options	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2009	2,500	$12.60
Granted	157,907	9.20
Forfeited or expired	(15,000)	8.60
Vested	(107,462)	9.20
Nonvested at December 31, 2010	37,945	$10.20

We recognized compensation expense of $822,879 and $394,139 related to the vested portion of these options based on their estimated grant date fair value as research and development expense, general and administrative expense or marketing expense based on the specific recipient of the award for the years ended December 31, 2010 and 2009, respectively.  The estimated fair value of the options on the date of grant was calculated using the Black Scholes option pricing model and the following assumptions.

Years ended December 31,
	2010	2009
Closing market price of common stock	$8.60 to $10.20	$12.60 to $22.00
Estimated volatility	139.0% to 162.1%	113.6% to 149.1%
Risk free interest rate	2.50% to 3.07%	0.87% to 3.80%
Expected dividend rate	-	-
Expected life	10 years	5-10 years

As of December 31, 2010, there was a total of $377,491 of unrecognized compensation expense related to the nonvested options which is expected to be recognized ratably through October, 2011.

As of December 31, 2010, the 2007 Stock Incentive Plan has 17,568 shares available for future grants of stock or options.